JPMorgan BetaBuilders Japan ETF
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%
Air Freight & Logistics — 0.1%
SG Holdings Co. Ltd.	1,223,800	11,533,613
Automobile Components — 1.9%
Aisin Corp.	1,466,200	16,585,076
Bridgestone Corp.	1,695,400	60,815,568
Denso Corp.	6,231,000	86,227,725
Niterra Co. Ltd.	582,600	19,215,476
Sumitomo Electric Industries Ltd.	2,256,900	42,163,712
		225,007,557
Automobiles — 7.9%
Honda Motor Co. Ltd.	13,422,300	127,044,137
Isuzu Motors Ltd.	1,730,200	23,261,476
Nissan Motor Co. Ltd. (a)	6,416,500	17,558,275
Subaru Corp.	1,729,700	30,130,344
Suzuki Motor Corp.	5,311,000	63,552,487
Toyota Motor Corp.	33,386,700	633,329,702
Yamaha Motor Co. Ltd.	2,629,900	22,000,739
		916,877,160
Banks — 9.4%
Chiba Bank Ltd. (The) (a)	2,069,700	17,626,917
Concordia Financial Group Ltd.	3,393,900	19,706,430
Japan Post Bank Co. Ltd.	4,026,100	41,645,614
Mitsubishi UFJ Financial Group, Inc.	33,742,500	426,721,041
Mizuho Financial Group, Inc.	7,330,300	201,845,836
Resona Holdings, Inc.	6,576,600	48,814,449
Sumitomo Mitsui Financial Group, Inc.	11,356,300	279,854,512
Sumitomo Mitsui Trust Group, Inc.	2,100,100	52,807,672
		1,089,022,471
Beverages — 0.8%
Asahi Group Holdings Ltd.	4,395,800	47,612,389
Kirin Holdings Co. Ltd.	2,346,200	29,688,537
Suntory Beverage & Food Ltd.	363,800	11,300,478
		88,601,404
Broadline Retail — 0.6%
Pan Pacific International Holdings Corp.	1,531,800	42,647,378
Rakuten Group, Inc. *	4,269,600	26,809,497
		69,456,875
Building Products — 1.1%
AGC, Inc.	613,000	17,709,158
Daikin Industries Ltd.	846,200	99,395,707
TOTO Ltd. (a)	468,200	11,444,334
		128,549,199
Capital Markets — 1.2%
Daiwa Securities Group, Inc.	4,056,800	29,367,818
Japan Exchange Group, Inc.	3,014,300	31,849,693

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Capital Markets — continued
Nomura Holdings, Inc.	8,490,700	55,201,326
SBI Holdings, Inc.	870,100	25,082,230
		141,501,067
Chemicals — 2.9%
Asahi Kasei Corp.	4,007,400	27,216,830
Mitsubishi Chemical Group Corp.	4,115,000	21,018,027
Nippon Paint Holdings Co. Ltd. (a)	2,809,000	17,700,357
Nippon Sanso Holdings Corp.	570,300	16,151,205
Nissan Chemical Corp.	374,200	11,258,665
Nitto Denko Corp.	2,005,400	35,574,179
Shin-Etsu Chemical Co. Ltd.	5,729,400	177,624,195
Toray Industries, Inc.	4,629,200	32,121,915
		338,665,373
Commercial Services & Supplies — 0.7%
Dai Nippon Printing Co. Ltd.	1,320,000	19,508,801
Secom Co. Ltd.	1,176,900	39,604,047
TOPPAN Holdings, Inc.	878,200	24,648,422
		83,761,270
Construction & Engineering — 0.8%
Kajima Corp.	1,345,200	23,919,105
Obayashi Corp.	2,025,800	27,206,749
Shimizu Corp.	1,724,000	14,947,569
Taisei Corp.	513,000	21,521,652
		87,595,075
Consumer Staples Distribution & Retail — 1.7%
Aeon Co. Ltd.	2,466,200	59,749,202
Kobe Bussan Co. Ltd.	424,300	9,642,026
MatsukiyoCocokara & Co.	1,142,300	16,907,336
Seven & i Holdings Co. Ltd.	6,915,700	110,400,602
		196,699,166
Diversified Telecommunication Services — 0.7%
Nippon Telegraph & Telephone Corp.	80,322,600	79,073,642
Electric Utilities — 0.5%
Chubu Electric Power Co., Inc.	2,190,500	22,820,336
Kansai Electric Power Co., Inc. (The)	2,227,300	24,573,315
Tokyo Electric Power Co. Holdings, Inc. *	2,098,700	5,500,132
		52,893,783
Electrical Equipment — 1.7%
Fuji Electric Co. Ltd.	396,100	18,872,170
Fujikura Ltd.	748,000	30,105,712
Mitsubishi Electric Corp.	5,901,200	96,726,369
NIDEC Corp.	2,923,900	50,500,273
		196,204,524

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electronic Equipment, Instruments & Components — 4.2%
Keyence Corp.	542,300	233,573,389
Kyocera Corp.	3,908,900	40,573,573
Murata Manufacturing Co. Ltd.	5,425,800	85,243,684
Omron Corp.	553,000	18,243,262
Shimadzu Corp.	851,700	24,706,949
TDK Corp.	5,482,900	66,273,510
Yokogawa Electric Corp.	758,200	16,643,332
		485,257,699
Entertainment — 2.5%
Capcom Co. Ltd.	947,900	21,642,631
Konami Group Corp.	261,100	24,035,062
Nexon Co. Ltd.	1,205,700	15,663,202
Nintendo Co. Ltd.	3,059,800	200,737,253
Square Enix Holdings Co. Ltd.	223,900	9,075,349
Toho Co. Ltd.	342,400	15,430,925
		286,584,422
Financial Services — 0.8%
Mitsubishi HC Capital, Inc.	2,429,300	16,155,048
ORIX Corp.	3,349,300	70,746,679
Tokyo Century Corp. (a)	482,100	4,666,035
		91,567,762
Food Products — 1.3%
Ajinomoto Co., Inc.	1,387,100	55,605,210
Kikkoman Corp.	2,551,000	26,699,396
MEIJI Holdings Co. Ltd.	769,900	15,502,741
Nissin Foods Holdings Co. Ltd.	680,500	15,215,935
Toyo Suisan Kaisha Ltd.	294,700	19,042,364
Yakult Honsha Co. Ltd.	838,900	15,321,406
		147,387,052
Gas Utilities — 0.5%
Osaka Gas Co. Ltd.	1,185,000	23,297,966
Tokyo Gas Co. Ltd.	1,157,200	32,735,804
		56,033,770
Ground Transportation — 1.5%
Central Japan Railway Co.	2,848,400	52,828,681
East Japan Railway Co.	3,152,800	56,130,354
Hankyu Hanshin Holdings, Inc.	665,200	16,925,755
Tokyu Corp.	1,734,100	19,790,100
West Japan Railway Co.	1,411,200	25,959,663
		171,634,553
Health Care Equipment & Supplies — 2.6%
Hoya Corp.	1,014,700	136,259,972
Olympus Corp.	3,370,200	51,146,158

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Sysmex Corp.	1,721,700	32,910,927
Terumo Corp.	4,310,200	80,919,297
		301,236,354
Health Care Technology — 0.1%
M3, Inc.	1,296,500	11,767,079
Hotels, Restaurants & Leisure — 0.8%
McDonald's Holdings Co. Japan Ltd. (a)	247,500	9,332,649
Oriental Land Co. Ltd.	3,177,400	71,409,168
Zensho Holdings Co. Ltd.	296,100	16,335,195
		97,077,012
Household Durables — 4.3%
Panasonic Holdings Corp.	6,422,100	65,529,327
Sekisui House Ltd. (a)	1,816,600	41,750,874
Sony Group Corp.	17,413,200	384,297,880
		491,578,081
Household Products — 0.2%
Unicharm Corp.	3,359,000	26,233,171
Industrial Conglomerates — 3.1%
Hikari Tsushin, Inc.	50,600	11,558,475
Hitachi Ltd.	13,279,800	333,860,024
Sekisui Chemical Co. Ltd.	1,111,600	18,422,087
		363,840,586
Insurance — 4.4%
Dai-ichi Life Holdings, Inc.	2,663,200	72,719,174
Japan Post Holdings Co. Ltd.	5,310,900	55,467,081
Japan Post Insurance Co. Ltd.	557,900	10,872,153
MS&AD Insurance Group Holdings, Inc.	3,827,100	79,350,745
Sompo Holdings, Inc.	2,705,100	75,434,603
T&D Holdings, Inc.	1,495,000	28,442,123
Tokio Marine Holdings, Inc.	5,675,400	187,193,823
		509,479,702
Interactive Media & Services — 0.2%
LY Corp.	7,689,300	22,459,888
IT Services — 2.7%
Fujitsu Ltd.	4,902,900	94,820,915
NEC Corp.	735,500	72,946,036
Nomura Research Institute Ltd.	1,172,700	39,622,300
NTT Data Group Corp.	1,714,300	33,268,749
Obic Co. Ltd.	944,600	28,210,742
Otsuka Corp.	699,400	15,767,774
SCSK Corp.	445,400	9,861,636
TIS, Inc.	676,000	14,947,230
		309,445,382

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Leisure Products — 0.7%
Bandai Namco Holdings, Inc.	1,876,600	46,547,243
Shimano, Inc.	238,300	33,439,628
		79,986,871
Machinery — 4.9%
Daifuku Co. Ltd.	1,036,800	21,279,650
FANUC Corp.	2,621,500	78,099,280
Hitachi Construction Machinery Co. Ltd. (a)	296,000	7,087,632
Hoshizaki Corp.	337,900	12,506,074
Kawasaki Heavy Industries Ltd.	467,700	21,124,836
Komatsu Ltd.	2,670,500	80,551,023
Kubota Corp.	3,305,500	41,461,982
Makita Corp.	713,600	21,102,920
MINEBEA MITSUMI, Inc.	1,079,800	17,329,382
Mitsubishi Heavy Industries Ltd.	9,712,500	142,144,835
SMC Corp.	158,100	59,822,876
Toyota Industries Corp.	496,900	41,459,876
Yaskawa Electric Corp.	736,800	21,391,726
		565,362,092
Marine Transportation — 0.8%
Kawasaki Kisen Kaisha Ltd. (a)	1,195,300	15,126,194
Mitsui OSK Lines Ltd. (a)	1,046,400	35,559,541
Nippon Yusen KK	1,325,500	41,598,882
		92,284,617
Media — 0.1%
Dentsu Group, Inc.	662,500	15,348,125
Metals & Mining — 0.9%
JFE Holdings, Inc. (a)	1,840,600	21,285,516
Nippon Steel Corp.	3,026,400	62,824,970
Sumitomo Metal Mining Co. Ltd.	765,200	17,474,168
		101,584,654
Office REITs — 0.3%
Japan Real Estate Investment Corp.	20,055	14,129,208
Nippon Building Fund, Inc.	23,736	18,900,648
		33,029,856
Oil, Gas & Consumable Fuels — 0.8%
ENEOS Holdings, Inc.	8,075,300	40,597,109
Idemitsu Kosan Co. Ltd.	2,964,260	19,783,960
Inpex Corp.	2,578,700	30,774,340
		91,155,409
Passenger Airlines — 0.1%
ANA Holdings, Inc. (a)	448,000	8,404,061
Japan Airlines Co. Ltd.	417,100	6,843,657
		15,247,718

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Personal Care Products — 0.6%
Kao Corp.	1,341,400	53,189,685
Shiseido Co. Ltd.	1,158,700	19,458,525
		72,648,210
Pharmaceuticals — 4.9%
Astellas Pharma, Inc.	5,197,300	50,382,774
Chugai Pharmaceutical Co. Ltd.	1,906,100	82,181,580
Daiichi Sankyo Co. Ltd.	5,467,900	152,447,348
Eisai Co. Ltd.	786,300	23,291,889
Kyowa Kirin Co. Ltd.	716,900	10,683,031
Ono Pharmaceutical Co. Ltd.	1,265,500	13,165,469
Otsuka Holdings Co. Ltd.	1,389,700	72,566,219
Shionogi & Co. Ltd.	2,461,200	36,189,746
Takeda Pharmaceutical Co. Ltd.	4,539,300	122,107,269
		563,015,325
Professional Services — 2.6%
Recruit Holdings Co. Ltd.	4,302,600	300,287,901
Real Estate Management & Development — 2.3%
Daito Trust Construction Co. Ltd.	179,600	19,244,607
Daiwa House Industry Co. Ltd.	1,851,400	58,326,075
Hulic Co. Ltd.	1,589,700	14,010,881
Mitsubishi Estate Co. Ltd.	3,670,000	53,328,782
Mitsui Fudosan Co. Ltd.	8,103,500	73,140,506
Sumitomo Realty & Development Co. Ltd.	1,373,700	47,466,012
		265,516,863
Semiconductors & Semiconductor Equipment — 4.4%
Advantest Corp.	2,053,300	113,521,179
Disco Corp.	263,400	76,234,090
Lasertec Corp.	230,400	23,962,401
Renesas Electronics Corp. *	4,276,700	57,284,174
SCREEN Holdings Co. Ltd.	261,000	18,187,100
Tokyo Electron Ltd.	1,291,600	217,872,252
		507,061,196
Software — 0.3%
Oracle Corp.	96,300	8,791,212
Trend Micro, Inc. *	354,700	21,012,521
		29,803,733
Specialty Retail — 1.8%
ABC-Mart, Inc.	288,100	6,013,194
Fast Retailing Co. Ltd.	502,300	165,436,180
Nitori Holdings Co. Ltd.	233,500	27,343,921
ZOZO, Inc.	385,800	12,655,185
		211,448,480
Technology Hardware, Storage & Peripherals — 1.8%
Brother Industries Ltd.	742,300	13,079,299
Canon, Inc.	2,729,700	87,975,342

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — continued
FUJIFILM Holdings Corp.	3,482,400	76,721,098
Ricoh Co. Ltd.	1,716,100	19,680,784
Seiko Epson Corp.	882,700	15,951,523
		213,408,046
Textiles, Apparel & Luxury Goods — 0.4%
Asics Corp.	2,091,700	46,624,295
Tobacco — 0.7%
Japan Tobacco, Inc.	3,200,800	81,543,030
Trading Companies & Distributors — 6.3%
ITOCHU Corp.	3,937,600	181,303,147
Marubeni Corp.	4,865,800	72,342,612
Mitsubishi Corp.	11,506,500	183,519,781
Mitsui & Co. Ltd.	8,455,900	167,359,086
MonotaRO Co. Ltd.	717,000	12,352,919
Sumitomo Corp.	3,534,300	76,624,506
Toyota Tsusho Corp.	2,049,800	34,620,399
		728,122,450
Wireless Telecommunication Services — 3.6%
KDDI Corp.	4,303,800	143,385,422
SoftBank Corp.	81,017,500	104,209,799
SoftBank Group Corp.	2,748,200	168,002,056
		415,597,277
Total Common Stocks (Cost $10,717,880,723)		11,506,100,840
Short-Term Investments — 0.8%
Investment of Cash Collateral from Securities Loaned — 0.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (b) (c)(Cost $92,210,697)	92,210,697	92,210,697
Total Investments — 100.3% (Cost $10,810,091,420)		11,598,311,537
Liabilities in Excess of Other Assets — (0.3)%		(39,404,909)
NET ASSETS — 100.0%		11,558,906,628

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2025. The total value of securities on loan at January 31, 2025 is $86,254,794.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2025.

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of January 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
TOPIX Index	274	03/13/2025	JPY	48,998,291	844,857

Abbreviations
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Air Freight & Logistics	$—	$11,533,613	$—	$11,533,613
Automobile Components	—	225,007,557	—	225,007,557
Automobiles	—	916,877,160	—	916,877,160
Banks	—	1,089,022,471	—	1,089,022,471
Beverages	—	88,601,404	—	88,601,404
Broadline Retail	—	69,456,875	—	69,456,875

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Building Products	$—	$128,549,199	$—	$128,549,199
Capital Markets	—	141,501,067	—	141,501,067
Chemicals	—	338,665,373	—	338,665,373
Commercial Services & Supplies	—	83,761,270	—	83,761,270
Construction & Engineering	—	87,595,075	—	87,595,075
Consumer Staples Distribution & Retail	—	196,699,166	—	196,699,166
Diversified Telecommunication Services	—	79,073,642	—	79,073,642
Electric Utilities	—	52,893,783	—	52,893,783
Electrical Equipment	—	196,204,524	—	196,204,524
Electronic Equipment, Instruments & Components	—	485,257,699	—	485,257,699
Entertainment	—	286,584,422	—	286,584,422
Financial Services	—	91,567,762	—	91,567,762
Food Products	15,502,741	131,884,311	—	147,387,052
Gas Utilities	—	56,033,770	—	56,033,770
Ground Transportation	—	171,634,553	—	171,634,553
Health Care Equipment & Supplies	—	301,236,354	—	301,236,354
Health Care Technology	—	11,767,079	—	11,767,079
Hotels, Restaurants & Leisure	—	97,077,012	—	97,077,012
Household Durables	—	491,578,081	—	491,578,081
Household Products	—	26,233,171	—	26,233,171
Industrial Conglomerates	—	363,840,586	—	363,840,586
Insurance	—	509,479,702	—	509,479,702
Interactive Media & Services	—	22,459,888	—	22,459,888
IT Services	—	309,445,382	—	309,445,382
Leisure Products	—	79,986,871	—	79,986,871
Machinery	—	565,362,092	—	565,362,092
Marine Transportation	—	92,284,617	—	92,284,617
Media	—	15,348,125	—	15,348,125
Metals & Mining	—	101,584,654	—	101,584,654
Office REITs	18,900,648	14,129,208	—	33,029,856
Oil, Gas & Consumable Fuels	—	91,155,409	—	91,155,409
Passenger Airlines	—	15,247,718	—	15,247,718
Personal Care Products	—	72,648,210	—	72,648,210
Pharmaceuticals	—	563,015,325	—	563,015,325
Professional Services	—	300,287,901	—	300,287,901
Real Estate Management & Development	—	265,516,863	—	265,516,863
Semiconductors & Semiconductor Equipment	—	507,061,196	—	507,061,196
Software	—	29,803,733	—	29,803,733
Specialty Retail	—	211,448,480	—	211,448,480
Technology Hardware, Storage & Peripherals	—	213,408,046	—	213,408,046
Textiles, Apparel & Luxury Goods	—	46,624,295	—	46,624,295
Tobacco	—	81,543,030	—	81,543,030
Trading Companies & Distributors	—	728,122,450	—	728,122,450
Wireless Telecommunication Services	—	415,597,277	—	415,597,277
Total Common Stocks	34,403,389	11,471,697,451	—	11,506,100,840

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	$92,210,697	$—	$—	$92,210,697
Total Investments in Securities	$126,614,086	$11,471,697,451	$—	$11,598,311,537
Appreciation in Other Financial Instruments
Futures Contracts	$844,857	$—	$—	$844,857
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	$63,807,415	$311,051,707	$282,648,425	$—	$—	$92,210,697	92,210,697	$1,130,030	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.